2. Description of Business and Significant Accounting Policies: Basic and Diluted Net Earnings (Loss) Per Share (Policies)	9 Months Ended
Mar. 31, 2014
Policies
Basic and Diluted Net Earnings (Loss) Per Share

Basic and Diluted Net Loss Per Share - Basic net loss per share is based upon the weighted average number of common shares outstanding.  Dilutive shares related to outstanding convertible promissory notes are not included in the computation of the weighted average number of shares outstanding for dilutive net loss per common share, as the effect would be anti-dilutive.